Convertible Debentures (Details) - Schedule of convertible promissory note - Spectrum Global Solutions, Inc. [Member] - USD ($)	Sep. 30, 2021		Dec. 31, 2020
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total	$ 1,027,447
Less: Long-term portion of convertible debentures, net of debt discount	(93,862)
Convertible debentures, current portion, net of net debt discount/premium	933,585
Cobra Equities SPV, LLC [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total	94,362
SCS Capital Partners, LLC [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total	235,989
SCS Capital Partners, LLC One [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total	93,077
IQ Financial Inc. [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total	125,793
IQ Financial Inc. One [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total	145,983
Jeffrey Gardner [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total	125,000
James Marsh [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total	125,000
Roger Ponder [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total	$ 82,243	[1]

[1]	During September 2021, as a result of shares of, as a result of his resignation as a director and the potential shares to be issued about conversion of his debt and Series D preferred stock, the Company determined that Roger Ponder was no longer a related party. The effective date of the reclassification was June 16, 2021.